Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value Measurements

As of December 31, 2024 and 2025, the carrying values of current assets and current liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments, except for the following.

Fair Value Measurements as of December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair value at December 31, 2024
	RMB	RMB	RMB	RMB
Cryptocurrencies	242,889,085	—	—	242,889,085

Fair Value Measurements as of December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair value at December 31, 2025
	RMB	RMB	RMB	RMB
Cryptocurrencies	768,555,420	—	—	768,555,420
Receivable for cryptocurrencies collateral	20,387,316	—	—	20,387,316
Short-term investments	22,339,045	3,875,947	—	26,214,992
Borrowings denominated in cryptocurrencies	11,948,960	—	—	11,948,960

Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:
Machinery and electronic equipment	3 to 10 years
Office furniture	5 years
Transportation equipment	4 years
Buildings and facilities attached to buildings	20 years

Schedule of Estimated Useful Lives of Intangible Assets	The Company amortizes its franchise right and land use right on a straight-line basis over the contractual term. The estimated useful lives are as follows:
Franchise right	2 years
Land use right	50 years

Schedule of Net Revenues	The following table summarizes the net revenues generated from different revenue streams:
	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Product sales revenue	71,321,462	34,096,450	26,633,026
Service revenue	7,013,914	6,499,466	373,718
Net revenues	78,335,376	40,595,916	27,006,744

Schedule of Net Revenues By Geographical Location of Customers

For the years ended December 31, 2023, 2024 and 2025, the Company’s net revenues by geographical location of customers are as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC	57,485,526	24,986,453	23,675,156
Hong Kong	16,461	9,467,603	1,242,153
Singapore	1,119,872	4,697,243	—
The United States	7,115,353	1,094,904	1,560,205
Others	12,598,164	349,713	529,230
Net revenues	78,335,376	40,595,916	27,006,744